Capital and Reserves - Schedule of Options Exercised (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CapitalCommitmentsLineItems [Line Items]
Number of options	1,185,666	800,499
Weighted average exercise price	$ 0.54	$ 0.51
Weighted average market share price on exercise	$ 0.88	$ 0.76
January 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	125,000
Weighted average exercise price	$ 0.49
Weighted average market share price on exercise	$ 0.87
February 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	30,000
Weighted average exercise price	$ 0.49
Weighted average market share price on exercise	$ 1.23
June 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	39,000
Weighted average exercise price	$ 0.49
Weighted average market share price on exercise	$ 0.59
July 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	81,000
Weighted average exercise price	$ 0.49
Weighted average market share price on exercise	$ 0.68
August 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	856,666
Weighted average exercise price	$ 0.55
Weighted average market share price on exercise	$ 0.90
September 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	54,000
Weighted average exercise price	$ 0.72
Weighted average market share price on exercise	$ 0.85
January 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		33,000
Weighted average exercise price		$ 0.69
Weighted average market share price on exercise		$ 2.00
June 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		11,000
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 0.75
July 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		39,500
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 0.68
August 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		33,500
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 0.75
September 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		25,333
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 0.71
October 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		650,666
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 0.70
November 2018 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		7,500
Weighted average exercise price		$ 0.76
Weighted average market share price on exercise		$ 1.00